Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net income	$ 12,024	$ 8,272	$ 10,019
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Income from discontinued operations, net	0	(2,179)	(4,835)
Depreciation, depletion and amortization	8,288	7,533	6,845
Deferred income taxes	1,895	1,572	(340)
Equity in loss of joint ventures	978	145	128
(Gain) loss on sale of equipment and property	(6,047)	138	(485)
Stock-based compensation	578	803	1,139
Net changes in operating assets and liabilities:
Accounts receivable	(209)	349	1,272
Deferred costs and other assets	(1,816)	(1,489)	(2,040)
Accounts payable and accrued liabilities	3,237	(2,024)	(718)
Income taxes payable and receivable	406	(965)	270
Other long-term liabilities	156	87	209
Net cash provided by operating activities of continuing operations	19,490	12,242	11,464
Net cash provided by operating activities of discontinued operations	0	4,984	11,890
Net cash provided by operating activities	19,490	17,226	23,354
Cash flows from investing activities:
Investments in properties	(27,554)	(6,493)	(19,283)
Investments in joint ventures	(929)	(625)	(5,266)
Cash held in escrow	0	61	1,508
Proceeds from the sale of real estate held for investment and properties	13,444	43	1,888
Net cash used in investing activities of continuing operations	(15,039)	(7,014)	(21,153)
Net cash used in investing activities of discontinued operations	0	(2,694)	(18,218)
Net cash used in investing activities	(15,039)	(9,708)	(39,371)
Cash flows from financing activities:
Increase in bank overdrafts	6	0	0
Repayment of long-term debt	(4,179)	(5,402)	(4,311)
Proceeds from borrowing on revolving credit facility	29,583	19,400	31,298
Payment on revolving credit facility	(31,270)	(21,269)	(20,935)
Debt issue costs	(139)	(397)	0
Repurchase of Company Stock	(43)	0	0
Excess tax benefits from exercises of stock options	0	175	1,047
Exercise of employee stock options	1,172	1,012	1,462
Net cash (used in) provided by financing activities of continuing operations	(4,870)	(6,481)	8,561
Net cash (used in) provided by financing activities of discontinued operations	0	(1,631)	7,967
Net cash (used in) provided by financing activities	(4,870)	(8,112)	16,528
Net (decrease) increase in cash and cash equivalents	(419)	(594)	511
Cash and cash equivalents at beginning of year	419	1,013	502
Cash and cash equivalents at end of the year	0	419	1,013
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	1,538	2,335	1,475
Cash paid during the year for Income taxes	$ 5,565	$ 3,923	$ 6,180